Equity-Accounted Investees - Joint Arrangement (Details) € in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Jan. 31, 2026 Center	Jan. 31, 2025 Center	Jul. 31, 2024 Center	Apr. 30, 2024 Center	Jul. 31, 2021 USD ($) Center	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€) Center	Dec. 31, 2023 Center	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Jul. 31, 2021 EUR (€) Center
Equity Accounted Investees
Total advances paid for centers									$ 22,804	€ 21,136
Biotek America LLC
Equity Accounted Investees
Proportion of ownership interest in joint operation					75.00%	75.00%
ImmunoTek Bio Centers, LLC
Equity Accounted Investees
Number of plasma centers to be opened					28	28	21	28			28
Agreed consideration for each center three years after opening					$ 579,615						€ 526,753
Number of plasma centers to be acquired by entity					28
Advances paid per center | $					$ 5,000
Management fee | €						€ 10,630	€ 5,836
Total advances paid for centers					$ 140,000						€ 126,697
Number of plasma center lease agreements for which entity acts as guarantor					5						5
Plasma center leasing agreements, amounts guaranteed by entity | $					$ 50,000
ImmunoTek Bio Centers, LLC | Forecast
Equity Accounted Investees
Number of plasma centers to be acquired by entity	6	8	7	7
Biotek America LLC
Equity Accounted Investees
Purchase of plasma | €						€ 233,706	€ 66,648
Biotek America LLC | Biotek America LLC
Equity Accounted Investees
Number of plasma centers to be opened					28						28
ImmunoTek GH LLC | Biotek America LLC
Equity Accounted Investees
Proportion of ownership interest in joint operation					25.00%	25.00%